First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 84.4%
	Collateralized Mortgage Obligations — 42.9%
	Federal Home Loan Mortgage Corporation
$1,022,039	Series 2013-4213, Class GZ	3.50%	06/15/43	$952,288
1,139,003	Series 2014-4316, Class BZ	3.00%	03/15/44	1,033,522
1,872,335	Series 2016-4639, Class HZ	3.25%	04/15/53	1,480,046
2,060,000	Series 2017-4741, Class GY	3.00%	12/15/47	1,761,978
862,740	Series 2018-4798, Class GZ	4.00%	06/15/48	801,467
350,000	Series 2020-4959, Class LB	3.00%	03/25/40	312,834
1,709,211	Series 2020-5066, Class MA	1.50%	01/25/51	1,401,700
2,056,956	Series 2021-5075, Class Q	1.50%	02/25/51	1,686,861
2,128,307	Series 2021-5082, Class LA	1.50%	03/25/51	1,716,579
740,935	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (a)	4.37%	09/25/52	736,292
1,038,154	Series 2023-5325, Class SA, (30 Day Average SOFR) ×-2+ 11.40% (b)	4.17%	11/25/52	892,288
612,679	Series 2024-413, Class PO, PO, STRIPS	(c)	05/25/54	508,609
856,188	Series 2024-5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (b)	4.69%	07/25/54	736,589
1,015,778	Series 2026-459, Class GE, STRIPS	4.65%	07/25/31	1,007,979
2,031,555	Series 2026-459, Class GH, STRIPS	4.80%	07/25/31	2,018,968
1,966,883	Series 2026-5642, Class FN, 30 Day Average SOFR + 0.90% (a)	4.52%	03/25/56	1,944,798
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
865,586	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (d)	4.87%	10/25/34	883,291
1,250,000	Series 2025-1, Class A2	3.00%	05/25/35	1,061,765
1,275,012	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (a) (d)	4.72%	05/25/35	1,291,688
2,200,000	Series 2025-2, Class A2	3.00%	10/25/35	1,840,772
	Federal National Mortgage Association
2,042,864	Series 2012-118, Class VZ	3.00%	11/25/42	1,847,884
1,477,130	Series 2012-134, Class ZC	2.50%	12/25/42	1,144,525
1,745,272	Series 2014-60, Class EZ	3.00%	10/25/44	1,570,532
459,316	Series 2015-89, Class CZ	4.00%	08/25/45	420,139
1,350,000	Series 2016-94, Class MB	2.50%	12/25/46	1,056,415
1,192,915	Series 2017-49, Class ZJ	4.00%	07/25/57	1,028,202
938,314	Series 2023-54, Class PO, PO	(c)	11/25/53	772,644
1,500,000	Series 2024-6, Class AL	2.00%	03/25/44	1,146,658
960,142	Series 2024-26, Class PO, PO	(c)	05/25/54	734,179
2,260,199	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (a)	4.42%	06/25/55	2,244,073
	Government National Mortgage Association
1,460,260	Series 2015-123, Class ZA	3.50%	09/20/45	1,343,039
1,450,000	Series 2022-139, Class AL	4.00%	07/20/51	1,302,656
1,745,000	Series 2022-191, Class BY	4.00%	08/20/41	1,630,233
1,200,000	Series 2023-81, Class YD	4.00%	06/20/53	1,043,268
1,071,870	Series 2025-4, Class FY, 30 Day Average SOFR + 1.60% (a)	5.22%	01/20/55	1,081,679
538,900	Series 2026-111, Class AS, (30 Day Average SOFR) ×-2.50+ 13.89% (b)	4.83%	06/20/56	486,535
				42,922,975
	Commercial Mortgage-Backed Securities — 4.5%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,122,555	Series 2016-K152, Class A1	2.83%	05/25/30	1,081,958

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$19,351	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (a)	4.18%	10/25/28	$19,327
6,177,875	Series 2019-K1512, Class X1, IO (e)	0.90%	04/25/34	279,566
3,001,734	Series 2020-K110, Class X1, IO (e)	1.63%	04/25/30	147,395
7,700,000	Series 2020-K740, Class XAM, IO (e)	1.11%	10/25/27	85,988
12,985,503	Series 2020-KG04, Class X1, IO (e)	0.84%	11/25/30	373,198
8,000,000	Series 2021-K129, Class XAM, IO (e)	1.21%	05/25/31	404,500
22,065,176	Series 2021-KG05, Class X1, IO (e)	0.31%	01/25/31	250,693
5,180,000	Series 2024-K165, Class XAM, IO (e)	0.91%	09/25/34	329,853
7,058,000	Series 2024-K757, Class XAM, IO (e)	0.99%	08/25/31	317,539
4,115,175	Series 2025-K546, Class X1, IO (e)	0.90%	05/25/30	123,062
	Government National Mortgage Association
4,105,167	Series 2021-31, Class IO, IO (e)	0.94%	01/16/61	281,139
4,656,132	Series 2024-47, Class AI, IO	0.75%	06/16/64	240,390
4,104,280	Series 2025-21, Class IO, IO (e)	0.95%	04/16/65	289,873
4,779,150	Series 2025-206, Class IO, IO (e)	0.80%	04/16/64	290,810
				4,515,291
	Pass-Through Securities — 37.0%
	Federal Home Loan Mortgage Corporation
354,013	Pool SD4005	4.00%	12/01/49	331,522
2,101,941	Pool SL1523	3.50%	07/01/50	1,883,681
144,071	Pool U90690	3.50%	06/01/42	132,561
362,029	Pool ZL8982	3.50%	01/01/45	332,304
368,055	Pool ZS9446	3.50%	08/01/45	336,706
877,601	Pool ZS9776	3.50%	08/01/46	797,197
1,589,011	Pool ZT2264	4.00%	03/01/44	1,494,115
	Federal National Mortgage Association
558,055	Pool 310208	3.00%	03/01/48	481,084
412,794	Pool 310211	3.50%	07/01/48	372,120
1,424,970	Pool AL9394	3.00%	11/01/46	1,239,655
1,264,634	Pool AS7738	3.00%	08/01/46	1,107,713
879,062	Pool AS7749	3.50%	08/01/46	794,364
1,043,149	Pool BF0207	4.50%	04/01/47	1,014,751
2,054,855	Pool BM4963	3.00%	05/01/48	1,795,360
335,757	Pool BM6732	4.00%	11/01/48	316,074
396,778	Pool BM7079	4.00%	10/01/48	367,948
395,075	Pool BM7129	3.00%	01/01/47	352,377
2,405,627	Pool BM7521	3.50%	10/01/48	2,175,245
1,243,098	Pool FA1348	4.50%	09/01/52	1,206,321
376,771	Pool FS0704	4.00%	03/01/47	353,335
272,512	Pool FS4157	4.00%	05/01/49	251,040
3,295,340	Pool MA4057	2.50%	06/01/50	2,669,160
1,262,214	Pool MA4199	1.50%	11/01/50	916,942
379,668	Pool MA4271	1.50%	02/01/51	275,818
3,801,304	Pool MA4319	2.00%	04/01/51	2,912,176
3,315,788	Pool MA4392	2.50%	07/01/51	2,660,952
56,000	Pool TBA (f)	4.00%	08/15/41	53,648
100,000	Pool TBA (f)	5.50%	08/15/41	101,038

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,052,000	Pool TBA (f)	2.50%	08/15/56	$857,862
260,000	Pool TBA (f)	3.50%	08/15/56	230,679
500,000	Pool TBA	5.00%	08/15/56	482,600
2,600,000	Pool TBA (f)	5.50%	08/15/56	2,573,380
148,000	Pool TBA	5.00%	09/15/56	142,665
2,541,000	Pool TBA (f)	5.50%	09/15/56	2,511,014
413,000	Pool TBA (f)	6.00%	09/15/56	416,886
295,000	Pool TBA	6.00%	10/15/56	297,545
	Government National Mortgage Association
2,503,097	Pool MA7192	2.00%	02/20/51	2,010,264
370,000	Pool TBA (f)	3.50%	08/15/56	323,944
155,000	Pool TBA (f)	4.00%	08/15/56	140,248
58,000	Pool TBA (f)	4.50%	08/15/56	54,373
272,000	Pool TBA (f)	5.00%	08/15/56	263,216
				37,029,883
	Total U.S. Government Agency Mortgage-Backed Securities			84,468,149
	(Cost $85,444,184)
U.S. GOVERNMENT BONDS AND NOTES — 12.6%
300,000	U.S. Treasury Bond	5.00%	05/15/46	290,227
1,972,000	U.S. Treasury Bond, STRIPS	(c)	11/15/33	1,409,149
3,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/34	2,090,203
1,500,000	U.S. Treasury Bond, STRIPS	(c)	08/15/34	1,032,104
1,087,000	U.S. Treasury Bond, STRIPS	(c)	11/15/34	737,833
1,100,000	U.S. Treasury Bond, STRIPS	(c)	02/15/35	737,004
1,650,000	U.S. Treasury Bond, STRIPS	(c)	05/15/35	1,091,270
1,000,000	U.S. Treasury Bond, STRIPS	(c)	08/15/35	652,685
114,000	U.S. Treasury Bond, STRIPS	(c)	11/15/35	73,374
980,000	U.S. Treasury Bond, STRIPS	(c)	05/15/38	545,740
54,000	U.S. Treasury Bond, STRIPS	(c)	08/15/39	27,871
79,000	U.S. Treasury Bond, STRIPS	(c)	05/15/40	38,872
160,000	U.S. Treasury Bond, STRIPS	(c)	11/15/43	62,708
180,000	U.S. Treasury Bond, STRIPS	(c)	08/15/44	67,427
250,000	U.S. Treasury Bond, STRIPS	(c)	11/15/44	92,268
593,340	U.S. Treasury Inflation Indexed Bond (g)	0.13%	04/15/27	580,379
820,425	U.S. Treasury Inflation Indexed Bond (g)	2.38%	10/15/28	825,468
270,810	U.S. Treasury Inflation Indexed Bond (g)	2.13%	04/15/29	270,059
266,208	U.S. Treasury Inflation Indexed Bond (g)	1.63%	10/15/29	262,831
258,955	U.S. Treasury Inflation Indexed Bond (g)	1.13%	10/15/30	249,543
1,000,000	U.S. Treasury Note	4.13%	06/15/29	994,609
500,000	U.S. Treasury Note	4.38%	05/15/36	486,914
	Total U.S. Government Bonds and Notes			12,618,538
	(Cost $13,081,254)
MORTGAGE-BACKED SECURITIES — 7.9%
	Collateralized Mortgage Obligations — 6.7%
	Chase Mortgage Finance Corp.
946,954	Series 2026-CINV1, Class A11, 30 Day Average SOFR + 1.20% (a) (d)	4.83%	01/25/57	948,286

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Fidelis Mortgage Trust
$405,000	Series 2025-RTL2, Class A1 (d)	5.57%	07/25/40	$404,974
	JP Morgan Mortgage Trust
589,823	Series 2022-LTV1, Class A2 (d)	3.51%	07/25/52	522,521
267,682	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (a) (d)	4.72%	07/25/56	265,684
	MFRA Trust
240,884	Series 2026-NQM1, Class A1 (d) (h)	5.05%	02/25/71	238,776
	Onslow Bay Mortgage Loan Trust
380,000	Series 2022-NQM2, Class A1B (d)	4.38%	01/25/62	348,005
398,866	Series 2026-J1, Class AF, 30 Day Average SOFR + 1.35% (a) (d)	4.97%	02/25/56	399,406
	PMT Loan Trust
340,103	Series 2025-INV11, Class A36, 30 Day Average SOFR + 1.35% (a) (d)	4.97%	11/25/56	340,430
	PRPM LLC
260,000	Series 2024-RCF1, Class A2, steps up to 5.00% on 01/25/2028 (d) (i)	4.00%	01/25/54	254,778
100,000	Series 2024-RCF1, Class A3, steps up to 5.00% on 01/25/2028 (d) (i)	4.00%	01/25/54	97,791
260,000	Series 2024-RCF2, Class A2, steps up to 4.75% on 03/25/2028 (d) (i)	3.75%	03/25/54	252,925
	PRPM Trust
522,553	Series 2025-NQM6, Class A1 (d) (h)	4.99%	12/25/70	515,947
231,045	Series 2026-NQM1, Class A1 (d) (h)	5.13%	02/25/71	228,649
372,932	Series 2026-RCF1, Class A1, steps up to 5.85% on 01/01/2030 (d) (i)	4.85%	01/25/56	367,767
	Redwood Funding Trust
242,947	Series 2026-2, Class A (d)	6.26%	11/27/56	242,797
300,000	Series 2026-RR1, Class A1, steps up to 9.55% on 07/27/2028 (d) (i) (j)	6.63%	07/27/30	299,996
	Santander Mortgage Asset Receivable Trust
155,000	Series 2026-NQM3, Class A1LC, steps up to 6.23% on 03/01/2030 (d) (i)	5.23%	03/25/66	152,087
	Sequoia Mortgage Trust
246,426	Series 2026-HYB1, Class A1B (d)	4.67%	04/25/56	239,308
	SG Residential Mortgage Trust
582,052	Series 2022-1, Class A1 (d)	3.95%	03/27/62	543,676
				6,663,803
	Commercial Mortgage-Backed Securities — 1.2%
	BBCMS Mortgage Trust
440,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (d)	4.60%	03/15/37	416,521
	BWAY Trust
275,000	Series 2025-1535, Class B (d) (e)	7.46%	05/05/42	283,061
	GGP Trust
249,625	Series 2026-2PAK, Class A (e)	5.83%	05/10/43	248,406

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	KRE Commercial Mortgage Trust
$260,000	Series 2026-ICNA, Class A, 1 Mo. CME Term SOFR + 1.85% (a) (d)	5.53%	05/15/43	$260,808
				1,208,796
	Total Mortgage-Backed Securities			7,872,599
	(Cost $7,933,180)
ASSET-BACKED SECURITIES — 1.2%
	FIGRE Trust
255,000	Series 2026-FL1, Class A1LC, steps up to 6.49% on 03/01/2030 (d) (i)	5.49%	03/25/56	252,484
	Pagaya AI Debt Grantor Trust
105,243	Series 2026-R1, Class A (d)	4.71%	12/15/33	104,743
	Research-Driven Pagaya Motor Asset Trust
202,712	Series 2025-1A, Class A (d)	5.04%	06/27/33	202,803
348,684	Series 2026-R1A, Class A (d)	5.66%	07/25/34	348,079
	Research-Driven Pagaya Motor Trust
255,000	Series 2025-5A, Class A3 (d)	4.84%	06/26/34	254,150
	Total Asset-Backed Securities			1,162,259
	(Cost $1,167,102)
U.S. TREASURY BILLS — 1.9%
1,300,000	U.S. Treasury Bill	(c)	08/18/26	1,298,049
600,000	U.S. Treasury Bill	(c)	09/03/26	598,123
	Total U.S. Treasury Bills			1,896,172
	(Cost $1,895,746)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
1,120,827	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (k)	1,120,827
	(Cost $1,120,827)
	Total Investments — 109.1%	109,138,544
	(Cost $110,642,293)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
3	U.S. Treasury Long Bond Futures, expiring September 2026	$324,938	$110.00	08/21/26	1,312
	(Cost $2,398)
	Put Options Purchased — 0.0%
2	U.S. 10-Year Treasury Note Futures, expiring September 2026	216,000	107.50	08/21/26	813
	(Cost $599)
	Total Purchased Options				2,125
	(Cost $2,997)

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (3.5)%
	Pass-Through Securities — (3.5)%
	Federal National Mortgage Association
$(35,000)	Pool TBA	3.00%	08/15/56	$(29,844)
(1,269,000)	Pool TBA (f)	3.00%	09/15/56	(1,081,128)
(1,111,000)	Pool TBA (f)	4.00%	09/15/56	(1,013,553)
(1,387,000)	Pool TBA (f)	4.50%	09/15/56	(1,300,668)
(98,000)	Pool TBA	4.00%	10/15/56	(89,370)
	Total Investments Sold Short — (3.5)%			(3,514,563)
	(Proceeds $3,590,376)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.1)%
(12)	3 Month SOFR Futures, expiring December 2027	$(2,875,650)	$97.50	12/10/27	(2,325)
(1)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(205,609)	103.75	08/21/26	(0)
(8)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(847,813)	109.00	08/21/26	(63)
(10)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(1,059,766)	109.50	08/21/26	(78)
(7)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(741,836)	110.00	08/21/26	(0)
(2)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(211,953)	111.00	08/21/26	(0)
(36)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(3,810,938)	107.50	11/20/26	(9,844)
(5)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(529,297)	108.00	11/20/26	(937)
(2)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(216,000)	109.00	08/21/26	(375)
(1)	U.S. 10-Year Treasury Note Futures, expiring September 2026	(108,000)	115.00	08/21/26	(0)
(4)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(430,875)	109.00	11/20/26	(3,000)
(7)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(754,031)	109.50	11/20/26	(4,047)
(2)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(215,438)	111.00	11/20/26	(563)
(4)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(430,875)	112.00	11/20/26	(687)
(3)	U.S. Treasury Long Bond Futures, expiring September 2026	(324,938)	113.00	08/21/26	(188)
(2)	U.S. Treasury Long Bond Futures, expiring September 2026	(216,625)	119.00	08/21/26	(31)
(21)	U.S. Treasury Long Bond Futures, expiring September 2026	(2,274,563)	121.00	08/21/26	(0)
(5)	U.S. Treasury Long Bond Futures, expiring December 2026	(539,219)	114.00	11/20/26	(2,734)
(9)	U.S. Treasury Long Bond Futures, expiring December 2026	(970,594)	115.00	11/20/26	(3,797)

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(3)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	$(329,063)	$116.00	08/21/26	$(188)
(1)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(109,688)	118.00	08/21/26	(31)
	Total Call Options Written				(28,888)
	(Premiums received $100,427)
	Put Options Written — (0.4)%
(6)	3 Month SOFR Futures, expiring December 2027	(1,437,825)	95.50	12/10/27	(4,800)
(13)	3 Month SOFR Futures, expiring December 2027	(3,115,288)	96.00	12/10/27	(16,819)
(7)	3 Month SOFR Futures, expiring December 2027	(1,677,463)	96.38	12/10/27	(12,994)
(5)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(1,028,047)	102.75	08/21/26	(1,484)
(11)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(2,261,703)	103.00	08/21/26	(6,187)
(4)	U.S. 2-Year Treasury Note Futures, expiring September 2026	(822,438)	103.50	08/21/26	(5,625)
(10)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(2,053,750)	102.50	11/20/26	(6,094)
(6)	U.S. 2-Year Treasury Note Futures, expiring December 2026	(1,232,250)	102.63	11/20/26	(4,219)
(7)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(741,836)	107.00	08/21/26	(7,602)
(18)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(1,907,578)	107.50	08/21/26	(27,844)
(1)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(105,977)	108.00	08/21/26	(2,039)
(26)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(2,755,391)	108.50	08/21/26	(65,812)
(8)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(846,875)	105.00	11/20/26	(4,375)
(8)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(846,875)	105.50	11/20/26	(5,750)
(3)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(323,156)	106.50	11/20/26	(2,625)
(13)	U.S. 10-Year Treasury Note Futures, expiring December 2026	(1,400,344)	107.00	11/20/26	(13,406)
(12)	U.S. Treasury Long Bond Futures, expiring September 2026	(1,299,750)	111.00	08/21/26	(34,875)
(3)	U.S. Treasury Long Bond Futures, expiring October 2026	(323,531)	109.00	09/25/26	(7,312)
(2)	U.S. Treasury Long Bond Futures, expiring November 2026	(215,688)	108.00	10/23/26	(4,594)
(11)	U.S. Treasury Long Bond Futures, expiring November 2026	(1,186,281)	110.00	10/23/26	(37,125)
(1)	U.S. Treasury Long Bond Futures, expiring December 2026	(107,844)	104.00	11/20/26	(1,281)
(1)	U.S. Treasury Long Bond Futures, expiring December 2026	(107,844)	105.00	11/20/26	(1,547)
(8)	U.S. Treasury Long Bond Futures, expiring December 2026	(862,750)	106.00	11/20/26	(14,875)
(9)	U.S. Treasury Long Bond Futures, expiring December 2026	(970,594)	107.00	11/20/26	(19,828)

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(6)	U.S. Treasury Long Bond Futures, expiring December 2026	$(647,063)	$108.00	11/20/26	$(15,844)
(17)	U.S. Treasury Long Bond Futures, expiring December 2026	(1,833,344)	109.00	11/20/26	(53,125)
(5)	U.S. Treasury Long Bond Futures, expiring December 2026	(539,219)	110.00	11/20/26	(18,516)
(2)	Ultra U.S. Treasury Long Bond Futures, expiring September 2026	(219,375)	112.00	08/21/26	(5,562)
	Total Put Options Written				(402,159)
	(Premiums received $201,514)
	Total Written Options				(431,047)
	(Premiums received $301,941)
	Net Other Assets and Liabilities — (5.1)%				(5,150,221)
	Net Assets — 100.0%				$100,044,838
Futures Contracts at July 31, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	42	Sep-2026	$8,635,594	$(27,054)
U.S. 5-Year Treasury Notes	13	Sep-2026	1,377,695	(5,432)
U.S. Treasury Long-Term Bond Futures	69	Sep-2026	7,473,562	(158,363)
Ultra U.S. Treasury Bond Futures	66	Sep-2026	7,239,375	(270,025)
			$24,726,226	$(460,874)

Futures Contracts Short
U.S. 10-Year Treasury Notes	44	Sep-2026	$(4,752,000)	$35,965
Ultra 10-Year U.S. Treasury Notes	195	Sep-2026	(21,392,109)	496,414
			$(26,144,109)	$532,379
		Total	$(1,417,883)	$71,505

(a)	Floating or variable rate security.
(b)	Inverse floating rate security.
(c)	Zero coupon security.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $10,961,431 or 11.0% of net assets.

(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement.
(g)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(h)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(i)	Step-up security. A security where the coupon increases or steps up at a predetermined date.

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
(j)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, securities noted as such are valued at $299,996 or 0.3% of net assets.

(k)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$84,468,149	$—	$84,468,149	$—
U.S. Government Bonds and Notes	12,618,538	—	12,618,538	—
Mortgage-Backed Securities	7,872,599	—	7,872,599	—
Asset-Backed Securities	1,162,259	—	1,162,259	—
U.S. Treasury Bills	1,896,172	—	1,896,172	—
Money Market Funds	1,120,827	1,120,827	—	—
Total Investments	109,138,544	1,120,827	108,017,717	—
Purchased Options	2,125	2,125	—	—
Futures Contracts	532,379	532,379	—	—
Total	$109,673,048	$1,655,331	$108,017,717	$—

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(3,514,563)	$—	$(3,514,563)	$—
Written Options	(431,047)	(431,047)	—	—
Futures Contracts	(460,874)	(460,874)	—	—
Total	$(4,406,484)	$(891,921)	$(3,514,563)	$—